Acquisition Activities Business Property Lending - Textual (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
Oct. 02, 2012
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition	Oct. 01, 2012
Payments to Acquire Businesses, Gross	$ 2,401,398
Fair Value of Assets Acquired	$ 2,337,123